Segmental reporting (Tables)	6 Months Ended
Jun. 30, 2023
Disclosure of operating segments [abstract]
Analysis of results by business

Analysis of results by business
	Corporate and Investment Bank	Consumer, Cards and Payments	Head Office	Barclays Bank Group
Half year ended 30.06.23	£m	£m	£m	£m
Total income	7,362	2,599	(157)	9,804
Operating expenses	(4,324)	(1,544)	(84)	(5,952)
Litigation and conduct	2	(32)	(4)	(34)
Total operating expenses	(4,322)	(1,576)	(88)	(5,986)
Other net income[1]	2	—	—	2
Profit/(loss) before impairment	3,042	1,023	(245)	3,820
Credit impairment charge	(20)	(659)	(9)	(688)
Profit/(loss) before tax	3,022	364	(254)	3,132

As at 30.06.23	£bn	£bn	£bn	£bn
Total assets	1,147.2	88.0	11.4	1,246.6
Total liabilities	1,105.7	82.4	0.2	1,188.3

	Corporate and Investment Bank	Consumer, Cards and Payments	Head Office	Barclays Bank Group
Half year ended 30.06.22	£m	£m	£m	£m
Total income	8,086	1,992	(88)	9,990
Operating expenses	(3,912)	(1,285)	(62)	(5,259)
Litigation and conduct	(1,632)	(200)	(1)	(1,833)
Total operating expenses	(5,544)	(1,485)	(63)	(7,092)
Other net income[1]	—	—	—	—
Profit/(loss) before impairment	2,542	507	(151)	2,898
Credit impairment (charge)/release	(31)	(278)	16	(293)
Profit/(loss) before tax	2,511	229	(135)	2,605

As at 31.12.22	£bn	£bn	£bn	£bn
Total assets	1,111.2	79.9	12.4	1,203.5
Total liabilities	1,058.2	85.0	1.4	1,144.6

Split of income by geographic region

Split of income by geographic region[2]
	Half year ended 30.06.23	Half year ended 30.06.22
	£m	£m
United Kingdom	3,555	4,674
Europe	1,255	1,310
Americas	4,234	3,276
Africa and Middle East	42	31
Asia	718	699
Total	9,804	9,990
1Other net income represents the share of post-tax results of associates and joint ventures.
2The geographical analysis is based on the location of the office where the transactions are recorded.